Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company has not adopted a formal policy governing the timing and approval of equity awards. However, equity awards are not granted in anticipation of the release of material nonpublic information, and the release of material nonpublic information is not timed based on equity award grant dates. The Company did not grant stock options or similar equity awards in fiscal 2026 or 2025.

Award Timing Method	The Company has not adopted a formal policy governing the timing and approval of equity awards.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	the release of material nonpublic information is not timed based on equity award grant dates.